Restructuring and Relocation (Tables)	9 Months Ended
Sep. 30, 2013
Restructuring
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
A reconciliation of the accrual for the restructuring activities included in "Accrued liabilities" in the Condensed Consolidated Balance Sheet at September 30, 2013 is as follows:

(In thousands)	Severance
June 30, 2012	$—
Severance expense	8,939
Amounts paid	(1,781)
September 30, 2012	$7,158
Severance expense	1,652
Amounts paid	(1,810)
December 31, 2012	$7,000
Severance expense	18
Amounts paid	(995)
March 31, 2013	$6,023
Severance expense	48
Amounts paid	(1,982)
June 30, 2013	$4,089
Severance expense	(100)
Amounts paid	(1,329)
September 30, 2013	$2,660

Headquarters Relocation
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
A reconciliation of the accrual for the relocation that is included in "Accrued liabilities" is as follows:

(In thousands)	One-Time Termination Costs	Relocation, Recruiting and Other Costs	Total Exit Costs	Other Relocation Costs	Total
December 31, 2011	$5,303	$244	$5,547	$108	$5,655
Amounts expensed	1,131	2,384	3,515	348	3,863
Amounts paid	(535)	(1,500)	(2,035)	(456)	(2,491)
March 31, 2012	$5,899	$1,128	$7,027	$—	$7,027
Amounts expensed	1,026	3,681	4,707	2,063	6,770
Amounts paid	(1,225)	(2,712)	(3,937)	(1,781)	(5,718)
June 30, 2012	$5,700	$2,097	$7,797	$282	$8,079
Amounts expensed	748	4,182	4,930	1,536	6,466
Amounts paid	(2,831)	(4,703)	(7,534)	(1,680)	(9,214)
September 30, 2012	$3,617	$1,576	$5,193	$138	$5,331

December 31, 2012	$2,031	$1,078	$3,109	$(82)	$3,027
Amounts expensed	63	54	117	82	199
Amounts paid	(890)	(330)	(1,220)	—	(1,220)
March 31, 2013	$1,204	$802	$2,006	$—	$2,006
Amounts expensed	(23)	16	(7)	—	(7)
Amounts paid	(585)	(677)	(1,262)	—	(1,262)
June 30, 2013	$596	$141	$737	$—	$737
Amounts expensed	(89)	185	96	—	96
Amounts paid	(298)	(232)	(530)	—	(530)
September 30, 2013	$209	$94	$303	$—	$303